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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Spinnaker Capital Limited
Address:  6 Grosvenor Street
          London W1K 4DJ England

Form 13F File Number: 28-12863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexis Habib
Title:  Authorized Signatory
Phone:  +44 20 7903 2900

Signature, Place, and Date of Signing:

/s/ Alexis Habib            London, England, United Kingdom        May 18, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:  $41,586
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.   Form 13F File Number           Name

  1     28-12864                       Spinnaker Asset Management - SAM Limited

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
                                                          SHARE NUMBER AND TYPE
                                                 VALUE    ---------------------
                                                 (U.S.$   NO. OF SHARES /       INVESTMENT  OTHER    VOTING
NAME OF ISSUER     TITLE OF CLASS     CUSIP    thousands) PRINCIPAL AMOUNT TYPE DISCRETION MANAGERS AUTHORITY
----------------- ---------------- ----------- ---------- ---------------- ---- ---------- -------- ---------
GRUPO FINANCIERO
  GALICIA SA..... SP ADR 10 SH B   399909 10 0    2,869       446,115      SH    DEFINED      1       NONE
ISHARES TR....... MSCI EMERG MKT   464287 23 4   25,209       587,000      SH    DEFINED      1       NONE
ISHARES TR....... MSCI EMERG MKT   464287 23 4   10,616        48,480      CALL  DEFINED      1       NONE
JINKOSOLAR HLDG
  CO LTD......... NOTE 4.000% 5/1  47759T AA 8    2,892         5,000      PRN   DEFINED      1       NONE